Legg Mason ClearBridge Mid Cap Core Fund

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 28, 2011 OF

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

The following table replaces the "Shareholder fees" and "Annual fund operating expenses" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Shareholder fees (paid directly from your investment) (%)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None	None	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	5.00	1.00	None	None	None	None	None	N/A
Small account fee*	$15.00	$15.00	$15.00	N/A	N/A	N/A	N/A	NA	$15.00

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A		Class B		Class C		Class FI		Class R	Class R1		Class I	Class IS	Class 1
Management fee	0.75		0.75		0.75		0.75		0.75	0.75		0.75	0.75	0.75
Distribution and service (12b-1) fees	0.25		1.00		1.00		0.25		0.50	1.00		None	None	None
Other expenses	0.43	[1]	0.59	[1]	0.40	[1]	0.39	[2]	0.39	0.39	[2]	0.23	0.07	0.47
Total annual fund operating expenses	1.43		2.34		2.15		1.39		1.64	2.14		0.98	0.82	1.22
Fees forgone and/or expenses reimbursed[3]	(0.20)		(0.33)		(0.21)		(0.04)		(0.04)	(0.04)		–	–	(0.24)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses[3]	1.23		2.01		1.94		1.35		1.60	2.10		0.98	0.82	0.98

*	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[1]	The expense information in the table has been restated to reflect higher current fees.

[2]	"Other expenses" for Class FI and Class R1 shares have been estimated because no Class FI or Class R1 shares were outstanding during the fund's last fiscal year.

[3]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.23% for Class A shares, 2.01% for Class B shares, 1.94% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 2.10% for Class R1 shares and 1.05% for Class I shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.

The following table replaces the "Example" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	693	982	1,293	2,173
Class B (with redemption at end of period)	704	999	1,320	2,422
Class B (without redemption at end of period)	204	699	1,220	2,422
Class C (with redemption at end of period)	297	653	1,136	2,467
Class C (without redemption at end of period)	197	653	1,136	2,467
Class FI (with or without redemption at end of period)	137	436	756	1,664
Class R (with or without redemption at end of period)	163	513	887	1,939
Class R1 (with or without redemption at end of period)	213	666	1,145	2,469
Class I (with or without redemption at end of period)	100	312	542	1,203
Class IS (with or without redemption at end of period)	84	262	456	1,015
Class 1 (with or without redemption at end of period)	100	363	647	1,457